Prepaids and other current assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayments And Other Current Assets [Abstract]
Prepayments	$ 3,154	$ 3,786
VAT receivable	1,385	1,254
Government grants receivable	139	0
Current contract acquisition costs	2,002	0
Other	758	835
Total	7,438	$ 5,875
Current contract acquisition costs amortized	$ 200